Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Current And Non-Current Assets [Abstract]
Schedule Of Other Current Assets

	US dollars
	December 31,
(in thousands)	2012	2011
Prepaid expenses and others	6,094	3,221
Government institutions	3,156	4,974
Deferred installation expenses	2,647	3,133
Deferred income taxes (*)	2,497	2,772
Advances to suppliers	865	954
Employees	135	103
Related parties	5	8
	15,399	15,165

(*)	See Note 16.